Debt - Fair Value Measurement Inputs and Valuation Techniques (Details)	Jun. 30, 2025	Dec. 31, 2024
Fair value of the Convertible Note including the Embedded Derivative
Debt Instrument [Line Items]
Long-term debt, measurement input	51,988,000	51,039,000
ADS price
Debt Instrument [Line Items]
Long-term debt, measurement input	0.89	2.00
Term (years)
Debt Instrument [Line Items]
Long-term debt, measurement input	3.45	3.95
Expected volatility
Debt Instrument [Line Items]
Long-term debt, measurement input	0.810	0.680
Risk-free rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.037	0.043
Credit risk adjusted rate
Debt Instrument [Line Items]
Long-term debt, measurement input	0.200	0.200